Financial Assets at Fair Value Through Other Comprehensive Income	6 Months Ended
Jun. 30, 2024
Financial assets at fair value through other comprehensive income [abstract]
Financial Assets at Fair Value Through Other Comprehensive Income	Financial Assets at Fair Value Through Other Comprehensive Income
Financial assets at FVOCI are comprised of debt securities where the contractual cash flows are solely principal and interest and the objective of the Group’s business model is achieved by collecting contractual cash flows and selling financial assets. Debt investments at FVOCI were comprised of investments in United States ("U.S.") treasury bills, U.S. government agency bonds, and unlisted debt securities.
Unlisted debt securities are comprised of investments in commercial paper of financial institutions. Upon sale of the debt investments, any related balance within the FVOCI reserve is reclassified to other gains / (losses) within profit or loss. There were no sales of debt investments during the six months ended June 30, 2024. There were no debt investments as of June 30, 2024 as all of the debt investments have matured.

	December 31,	June 30,
	2023	2024
(in thousands)
Current assets
U.S. Treasury bills	$1,750	$—
U.S. Government agency bonds	3,953	—
Unlisted debt securities	6,943	—
	$12,646	$—
The following amounts are related to our debt investments at FVOCI:

	Six Months Ended June 30,
	2023	2024
(In thousands)
Interest income recognized in profit and loss related to debt investments	$1,300	$100
Gains recognized in other comprehensive income related to debt investments	$222	$11
Information about the methods and assumptions used in determining fair value is provided in Note 3. Impairment of debt investments at FVOCI is measured based on expected losses and changes in credit risk and recognized into profit and loss when determined. As of June 30, 2024, no impairment had been recognized on debt investments at FVOCI. All financial assets at FVOCI are denominated in US$.